UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$655	$726,808
Alaska — 1.1%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A:
4.63%, 6/01/23	785	769,692
5.00%, 6/01/46	480	353,314
		1,123,006
Arizona — 2.0%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,320	1,310,443
San Luis Facility Development Corp., RB, Senior Lien Regional Detention Center Project:
6.25%, 5/01/15	175	171,537
7.00%, 5/01/20	210	209,878
7.25%, 5/01/27	420	385,720
		2,077,578
California — 10.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	720	814,738
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	3,095	36,242
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,163,560
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	375	432,874
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	250	278,258
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	1,875	2,072,906
State of California, GO, Various Purpose:
6.00%, 3/01/33	800	950,256
6.50%, 4/01/33	650	799,461
5.00%, 10/01/41	960	1,039,488
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 4.75%, 8/01/30	3,350	3,581,954
		11,169,737
Colorado — 1.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Series A, 5.50%, 7/01/34	680	752,692
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	440	447,643

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	$320	$360,320
		1,560,655
Delaware — 2.0%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	820	850,127
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,280	1,292,697
		2,142,824
District of Columbia — 1.3%
District of Columbia, Tax Allocation Bonds, Tax Increment Revenue, City Market O Street Project, 5.13%, 6/01/41	690	722,851
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	160	173,544
5.25%, 10/01/44	465	504,943
		1,401,338
Florida — 7.0%
Highlands County Florida Health Facilities Authority, RB, Adventist, Series G, 5.13%, 11/15/32 (b)	1,000	1,049,420
Hillsborough County IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	3,300	3,069,660
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,095	1,157,327
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	720	769,414
Sumter Landing Community Development District Florida, RB, Sub-Series, Series B, 5.70%, 10/01/38	1,515	1,299,415
		7,345,236
Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	286,229
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,095	1,191,743
		1,477,972
Guam — 0.5%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	200	220,064
6.75%, 11/15/29	290	308,717
		528,781

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	$425	$473,884
Illinois — 15.1%
Chicago Board of Education Illinois, GO, Series A:
5.50%, 12/01/39	625	708,175
5.00%, 12/01/41	205	219,471
City of Chicago Illinois, RB, O’Hare International Airport:
General Third Lien, Series A, 5.63%, 1/01/35	800	910,168
General Third Lien, Series A, 5.75%, 1/01/39	1,500	1,712,100
General Third Lien, Series C, 6.50%, 1/01/41	1,855	2,241,656
City of Chicago Illinois, RB, Sales Tax Receipt Revenue, Series A, 5.25%, 1/01/38	260	293,191
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipt Revenue, 5.25%, 12/01/40	330	368,079
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (c)(d)	300	45,012
Northwestern University, 5.00%, 12/01/33	2,500	2,651,100
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	2,500	2,733,675
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	145	122,122
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (AGM):
CAB, Series B, 6.25%, 6/15/44 (a)	2,980	514,527
Series B, 5.00%, 6/15/50	990	1,018,245
Series B-2, 5.00%, 6/15/50	785	807,121
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	199,661
6.00%, 6/01/28	940	1,054,041
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	200	221,466
		15,819,810
Indiana — 2.7%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	270	290,050
Indiana Finance Authority, Refunding RB, Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	500	522,895

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority Wastewater Utility, RB, First Lien, Series A, 5.25%, 10/01/38	$500	$559,030
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	1,060	1,048,955
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	350	399,175
		2,820,105
Iowa — 0.6%
Iowa Student Loan Liquidity Corp., RB, Senior Series A-1, AMT, 5.15%, 12/01/22	625	670,306
Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	450	479,633
Kentucky — 7.7%
Kentucky Economic Development Finance Authority, RB:
Norton Healthcare, Inc., Series B (NPFGC), 6.20%, 10/01/24 (a)	13,760	7,736,423
Owensboro Medical Health System, Series A, 6.38%, 6/01/40	320	353,331
		8,089,754
Louisiana — 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	1,055	1,152,187
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	1,000	1,013,850
		2,166,037
Maryland — 1.9%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	139,267
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,036,520
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	690	760,801
		1,936,588

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	2

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 0.6%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	$570	$607,757
Michigan — 2.9%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	468,843
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	465	539,856
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	730	749,374
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,236,620
		2,994,693
Minnesota — 2.1%
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B:
5.25%, 3/01/25	1,415	1,599,162
5.25%, 3/01/31	595	645,397
		2,244,559
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	330	334,689
Nebraska — 0.7%
Douglas County Hospital Authority No. 2, RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	774,410
Nevada — 0.9%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	923,868
New Jersey — 7.6%
Middlesex County Improvement Authority, RB, Subordinate Heldrich, Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	645	57,728
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	1,790	1,802,995
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	500	508,880
Continental Airlines Inc. Project, AMT, 6.40%, 9/15/23	1,810	1,809,819

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	$1,355	$1,493,386
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	575	659,749
Series B, 5.25%, 6/15/36	775	871,991
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	785	735,773
		7,940,321
New York — 5.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	315	72,466
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	385	426,965
New York City Industrial Development Agency, RB:
American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (b)(c)(d)	3,000	2,702,640
British Airways PLC Project, 7.63%, 12/01/32	1,000	1,000,600
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	385	416,762
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	410	443,825
6.00%, 12/01/42	395	426,114
		5,489,372
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	440	467,702
Ohio — 1.9%
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	885	934,463
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	1,001,770
		1,936,233
Oklahoma — 0.9%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (b)(c)(d)	1,225	939,024

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 4.0%
Allegheny County Hospital Development Authority, Refunding RB, Health System West Penn, Series A, 5.38%, 11/15/40	$1,000	$815,540
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.50%, 11/01/16	1,000	1,011,000
Amtrak Project, Series A, AMT, 6.13%, 11/01/21	700	705,803
Amtrak Project, Series A, AMT, 6.25%, 11/01/31	1,000	1,006,300
Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	600	658,290
		4,196,933
Puerto Rico — 3.3%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series C, 6.25%, 8/01/39 (a)	5,910	1,376,261
Sub-Series Series A, 6.50%, 8/01/44	1,770	2,085,662
		3,461,923
South Carolina — 4.3%
South Carolina Jobs-EDA, RB, Palmetto Health, Series C, 7.00%, 8/01/13 (e)	2,500	2,741,730
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,040	1,148,514
South Carolina State Public Service Authority, Refunding RB, Santee Cooper Project, Series C, 5.00%, 12/01/36	490	554,606
		4,444,850
Texas — 13.3%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	730	138,729
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	680	727,892
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	475	541,562
City of Houston Texas, Refunding RB:
Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,730	3,290,251
Senior Lien, Series A, 5.50%, 7/01/39	485	535,028
Sub Lien, Series A, AMT, 5.00%, 7/01/21	610	699,981
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 6.18%, 11/15/38 (a)	4,750	834,100

Municipal Bonds	Par (000)	Value
Texas (concluded)
La Vernia Higher Education Finance Corp., RB, KIPP, Inc., 6.38%, 8/15/44	$500	$545,020
North Texas Tollway Authority, RB:
CAB, Special Projects System, Series B, 7.55%, 9/01/37 (a)	640	149,440
Toll, 2nd Tier, Series F, 6.13%, 1/01/31	1,025	1,129,355
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,270	1,443,317
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,355	1,526,353
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	556,155
Texas State Public Finance Authority, RB, Charter School Finance Corp., Cosmos Foundation, Series A, 5.38%, 2/15/37	1,250	1,251,175
Texas State Public Finance Authority, Refunding ERB, KIPP, Inc., Series A (ACA), 5.00%, 2/15/36	500	501,140
		13,869,498
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,150	1,238,147
Virginia — 3.0%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	355	355,295
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,780,250
		3,135,545
Washington — 0.7%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	630	739,210
Wisconsin — 2.2%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/31	2,165	2,300,053
Wyoming — 1.7%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	975	1,119,466
Wyoming Municipal Power Agency, RB, Series A:
5.00%, 1/01/42	95	101,160

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	4

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wyoming (concluded)
Wyoming Municipal Power Agency, RB, Series A (concluded):
5.38%, 1/01/42	$500	$542,050
		1,762,676
Total Municipal Bonds – 116.6%		121,811,515

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	760	797,198
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	770	843,170
California — 6.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	855	958,891
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	740	809,420
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	635,255
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	2,970	3,280,573
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	1,290	1,322,507
		7,006,646
Colorado — 2.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
C-3, 5.10%, 10/01/41	1,210	1,273,271
C-7, 5.00%, 9/01/36	780	821,831
		2,095,102
Connecticut — 3.4%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,827,886
Series X-3, 4.85%, 7/01/37	1,540	1,760,467
		3,588,353
Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	1,430	1,621,520

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	$1,980	$2,189,207
		3,810,727
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	645	737,719
New York — 11.3%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	500	564,957
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	510	587,052
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	3,375	3,834,101
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	2,030	2,309,998
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	4,184	4,541,494
		11,837,602
Tennessee — 1.3%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	1,280	1,367,091
Texas — 3.4%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	2,140	2,354,043
Metropolitan Transit Authority of Harris County Texas, RB, Series A, 5.00%, 11/01/41	1,080	1,220,411
		3,574,454
Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,785	1,984,649
Washington — 3.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	900	997,703
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	2,400	2,713,512
		3,711,215
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 39.6%		41,353,926
Total Long-Term Investments (Cost – $152,789,318) – 156.2%		163,165,441

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
Michigan — 1.0%
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1 6.45%, 2/20/2012	$1,030	$1,030,000

	Shares
Money Market Funds — 2.7%
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	2,876,157	2,876,157
Total Short-Term Securities (Cost – $3,906,157) – 3.7%		3,906,157
Total Investments (Cost - $156,695,475*) – 159.9%		167,071,598
Other Assets Less Liabilities – 1.9%		1,999,219
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (20.7)%		(21,678,651)
AMPS, at Redemption Value – (41.1)%		(42,902,626)
Net Assets Applicable to Common Shares – 100.0%		$104,489,540

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$135,279,922
Gross unrealized appreciation	$13,325,741
Gross unrealized depreciation	(3,204,602)
Net unrealized appreciation	$10,121,139

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at January 31, 2012	Income
FFI Institutional Tax-Exempt Fund	1,457,085	1,419,072	2,876,157	$636

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

•	Financial futures contracts sold as of January 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
23	10-Year US Treasury Note	Chicago Board of Trade	March 2012	$3,041,750	$(40,294)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	6

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$163,165,441	—	$163,165,441
Short-Term Securities	$2,876,157	1,030,000	—	3,906,157
Total	$2,876,157	$164,195,441	—	$167,071,598

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(40,294)	—	—	$(40,294)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2012	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: March 23, 2012